Net Loss Per Share Attributible to Ordinary Sharholders (Details) - Schedule of Ordinary Shares that were excluded from the computation of diluted net loss per share - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of Ordinary Shares that were excluded from the computation of diluted net loss per share [Abstract]
Convertible preferred shares	26,499,069	33,729,498	23,224,206
Outstanding share options	1,362,786	1,656,585	1,341,662
Total (in Dollars)	$ 27,861,855	$ 35,386,083	$ 24,565,868